N-4	May 01, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA
Entity Central Index Key	0002038891
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
C000257545 [Member]
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
HISTORICAL CURRENT LIMITS on INDEX GAINS
For The Year Ended December 31, 2025
Structured Capital Strategies PLUS/Structured Capital Strategies PLUS Guard

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
Russell 2000 6 Year -30% Buffer	20	20	19.5	19.5	19	20.5	21.5	20.5	23	22.5	20.5	20.5
S&P 500 Annual Lock 6 Year -10% Buffer	5	5	5	5	5	5	5	5	5	5.5	5.5	5
S&P 500 6 Year -30% Buffer	16	16	16.5	16.5	16	17	18	17.5	19.5	19.5	18.5	17
MSCI EAFE ETF Annual Lock 6 Yr -10% Buff	5	5	5	5	5	5	5	5	5	5	5	5
MSCI EAFE ETF 6 Year-20% Buffer	18.5	18.5	18.5	18	17.5	19.3	19.6	19.1	21	20	18	20.5
Russell 2000 6 Year -10% Buffer	31	31	30	29.5	29	32	34	32	36.5	36	33	33
MSCI EM 1 Year -10% Buffer	12.7	12.7	11.8	12	11.5	11.3	12.5	11.3	17	15	14.4	13
S&P 500 Dual Direction 6 Yr -20% Buffer	17	17	17.5	17.5	17	18.5	19.5	18.5	20	20.5	19.5
S&P 500 6 Year -20% Buffer	20	20	20	20	19.5	21	22	21	23.5	24	22.5	21
Russell 2000 Step Up 1 Yr -10% Buffer	10	10	10.2	9.5	9.5	10.2	11.5	10.4	14.5	12.3	12	10.5
S&P 500 Dual Direction 6 Yr -15% Buffer	20	20	20	20	20	21.5	22.5	21.5	23.5	24.5	23	21

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
Russell 2000 1 Year -10% Buffer	12.9	12.9	13.2	12.5	12	13.2	15.3	13.5	20	16.7	15.9	13.6
MSCI EAFE ETF Step Up 1 Yr -10% Buffer	6.6	6.6	7.7	6.5	6.5	6.7	7.5	6.9	11.6	8	7.3	6.3
S&P 500 1 Year -10% Buffer	8.1	8.1	8.3	8	7.9	8.6	10.2	9	13.9	11.9	11.3	9.6
MSCI EAFE ETF 6 Year-10% Buffer	25	25	24	23.5	23	25.5	26	25	27.5	27	24	28.5
NASDAQ 100 1 Year -10% Buffer	11.5	11.5	11.6	11.5	10.6	11.8	13.5	12.5	17.4	16.2	14.9	12.9
MSCI EAFE ETF 1 Year -10% Buffer	9.8	9.8	10.4	9	9	9.5	10.4	9.8	17.8	11.2	9.5	8
S&P 500 Step Up 1 Yr -10% Buffer	6.9	6.9	7.1	6.7	6.7	7.4	8.6	7.7	11.5	9.9	9.3	8.1
S&P 500 6 Year -10% Buffer	25	25	25	25	24	26	28	26.5	29.5	30	28.5	26.5
Russell 2000 Annual Lock 6 Yr -10% Buff	5.5	5.5	5.5	5.5	5.5	6	6	6	6.5	6.5	6	6
S&P 500 Dual Direction 6 Yr -10% Buffer	23	23	23	23	22.5	24.5	26.5	25	27.5	28.5	27	25
S&P 500 Enhanced Upside 6 Yr -10% Buffer	24	24	24		23.5		27	25.5	28.5	29.5	27.5	25.5
Russell 2000 6 Year -20% Buffer	24	24	24	23.5	23	25	27	25.5	28.5	28	26	25.5
MSCI EAFE ETF 6 Year-30% Buffer		14	14.5		13.5	14.8	15	14.5	16.5	15.5	13.5	15.1

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
Russell 2000 6 Year -30% Buffer	20	20.5	19.5	19.5	20	22	22	22	21.5	23	24.5
S&P 500 Annual Lock 6 Year -10% Buffer	5	5	5.5	5.5	5.5	5.5	6	6	5.5	5.5	6
S&P 500 6 Year -30% Buffer	17	17	17	16.5	16.5	18.5	18.5	18	17.5	17.5	18.5
MSCI EAFE ETF Annual Lock 6 Yr -10% Buff	5	5	5	5	5	5	5	5	5.5	5	5
MSCI EAFE ETF 6 Year-20% Buffer	19.4	20.5	19.8	19.5	19.5	22	21.5	21	21.5	20.5	20.5
Russell 2000 6 Year -10% Buffer	32	33	31	31.5	32	34.5	35	35	34.5	36	38.5
MSCI EM 1 Year -10% Buffer	11.7	11.4	10.6	11.9	10.9	10.9	10.1	10.8	10.8	11.4	12.2
S&P 500 Dual Direction 6 Yr -20% Buffer	18	18	17.5		17.5	19.5	19.5	19	18.5	18.5	19.5
S&P 500 6 Year -20% Buffer	21	21	20.5	20.5	20.5	22.5	22.5	21.5	21.5	21.5	22.5
Russell 2000 Step Up 1 Yr -10% Buffer	10.4	10.1	10.2	10.2	10	10	9.8	10.3	10.4	10.9	11.6
S&P 500 Dual Direction 6 Yr -15% Buffer	21	21	20.5	20.5	20.5	22.5	22.5	22	22	21.5	23

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
Russell 2000 1 Year -10% Buffer	13.5	13.1	13.4	13.5	13.3	13.4	13	13.8	13.9	14.6	15.7
MSCI EAFE ETF Step Up 1 Yr -10% Buffer	6.1	6.5	6.2	6.3	6	6.5	6	6.5	6.4	6.8	7.2
S&P 500 1 Year -10% Buffer	9.3	8.9	8.8	8.7	8.4	8.4	8.2	8.8	9.1	9.6	10.4
MSCI EAFE ETF 6 Year-10% Buffer	26.5	29	27.5	27.5	27.5	31.5	31	29	29.5	28.5	28.5
NASDAQ 100 1 Year -10% Buffer	12.5	12	11.7	11.2	10.7	10.2	10.7	11.7	12.2	12.7	14
MSCI EAFE ETF 1 Year -10% Buffer	7.7	8.7	8.3	8.8	8.3	8.5	8.3	8.6	9.1	8.8	9.6
S&P 500 Step Up 1 Yr -10% Buffer	7.8	7.4	7.3	7.2	7	7	7	7	7.4	7.8	8.4
S&P 500 6 Year -10% Buffer	26	26.5	25.5	25.5	25.5	28	28	27	26.5	26.5	27.5
Russell 2000 Annual Lock 6 Yr -10% Buff	6	6	6.5	7	6.5	7	7.5	7	7	7.5	8
S&P 500 Dual Direction 6 Yr -10% Buffer	24.5	24.5	24	24	24	26.5	26.5	25.5	25	25	26
S&P 500 Enhanced Upside 6 Yr -10% Buffer	25.5		25	25	25		27	26	26	26	26.5
Russell 2000 6 Year -20% Buffer	25	25.5	24	24.5	25	27	27.5	27.5	27	28.5	30
MSCI EAFE ETF 6 Year-30% Buffer	14.3	15.1	14.5	14.5	14.2	16.5	16	15.5	16	15.5	15.5